Investments in a joint venture (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 JA MEMC	Dec. 31, 2012 JA MEMC	Dec. 31, 2011 JA MEMC	Mar. 31, 2011 JA MEMC JA Yangzhou
Investment in a joint venture
Capital contribution to joint venture			96,211				96,211
Ownership in joint venture (as a percent)							50.00%
Loss for equity investment in a joint venture	2,108	43,501	1,800	2,108	5,501	1,800
Other-than-temporary impairment charge				0	38,000